Offerings	Feb. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares (no par value per share)
Amount Registered | shares	2,144,381
Proposed Maximum Offering Price per Unit	22.58
Maximum Aggregate Offering Price	$ 48,420,122.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,686.82
Offering Note
(1)
On October 13, 2025, Rayonier Inc. (“Rayonier” or the “Registrant”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among Rayonier, PotlatchDeltic Corporation (“PotlatchDeltic”) and Redwood Merger Sub, LLC (“Merger Sub”). On January 30, 2026, Rayonier completed the acquisition of PotlatchDeltic pursuant to the Merger Agreement (the effective time of such acquisition, the “Effective Time”). The amount registered represents 2,144,381 shares of the common shares, without par value, of Rayonier (the “Rayonier Common Shares”), which may be issuable in respect of (i) (a) 2,057,436 shares of Rayonier Common Shares which may be issuable upon the settlement of restricted stock units and performance share awards (and the dividend equivalents that may accrue thereon) under the PotlatchDeltic Corporation Amended and Restated 2019 Long-Term Incentive Plan (the “2019 Plan”), (b) 78,432 shares of Rayonier Common Shares which may be issuable upon the settlement of restricted stock units (and the dividend equivalents that may accrue thereon) granted under the PotlatchDeltic Corporation 2014 Long-Term Incentive Plan (the “2014 Plan”) and (c) 8,513 shares of Rayonier Common Shares which may be issuable upon the settlement of restricted stock units (and the dividend equivalents that may accrue thereon) granted under the PotlatchDeltic Corporation 2005

Stock Incentive
Pl
an (the “2005 Plan”). The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of the Rayonier Common Shares covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee. The price of $22.58 per share represents the average of the high and low sales prices of Rayonier Common Shares as reported on the New York Stock Exchange on January 30, 2026.
(2)
Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Rayonier Common Shares that may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Rayonier Common Shares.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligation
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.1
Offering Note
(3)
The deferred compensation obligations are unsecured obligations of Rayonier to pay deferred compensation in the future pursuant to the terms of the PotlatchDeltic Corporation Amended and Restated Deferred Compensation Plan for Directors II, estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act of 1933, as amended, based upon an estimate of the amount of compensation participants may defer under the Director Deferred Compensation Plan.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligation
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.62
Offering Note
(4)
The deferred compensation obligations are unsecured obligations of Rayonier to pay deferred compensation in the future pursuant to the terms of the PotlatchDeltic Corporation Amended and Restated Management Deferred Compensation Plan, estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act, based upon an estimate of the amount of compensation participants may defer under the Management Deferred Compensation Plan.